AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 99.3%
Communication Services - 9.5%
Activision Blizzard, Inc.	1,347	$111,303
Alphabet, Inc., Class A*	706	1,050,493
Alphabet, Inc., Class C*	715	1,060,316
Altice USA, Inc., Class A*	696	18,785
AT&T, Inc.	10,870	321,534
Charter Communications, Inc., Class A*,1	571	331,180
Comcast Corp., Class A	3,542	151,598
Electronic Arts, Inc.*	3,363	476,268
Facebook, Inc., Class A*	5,716	1,449,978
Fox Corp., Class B	1,036	26,698
Glu Mobile, Inc.*	3,034	28,641
John Wiley & Sons, Inc., Class A	5,122	173,277
Netflix, Inc.*	934	456,614
News Corp., Class B	1,963	25,048
Take-Two Interactive Software, Inc.*	332	54,455
TechTarget, Inc.*	4,156	150,821
Verizon Communications, Inc.	3,022	173,704
The Walt Disney Co.	869	101,621
Zynga, Inc., Class A*	8,227	80,871

Total Communication Services		6,243,205
Consumer Discretionary - 11.4%
Amazon.com, Inc.*	827	2,617,190
Best Buy Co., Inc.	2,515	250,469
Booking Holdings, Inc.*	108	179,510
Bright Horizons Family Solutions, Inc.*	1,676	179,734
Crocs, Inc.*	1,408	50,604
Deckers Outdoor Corp.*	173	36,200
eBay, Inc.	2,188	120,953
Gentex Corp.	31,224	842,736
Groupon, Inc.*,1	4,440	68,154
The Home Depot, Inc.	1,153	306,110
La-Z-Boy, Inc.	1,279	36,400
LKQ Corp.*	926	26,104
Lowe's Cos., Inc.	6,998	1,042,072
Malibu Boats, Inc., Class A*	545	32,035
NIKE, Inc., Class B	3,048	297,515
Tesla, Inc.*	194	277,567
Texas Roadhouse, Inc.	866	48,661
The TJX Cos., Inc.	5,235	272,168
Tractor Supply Co.	2,107	300,753
Ulta Beauty, Inc.*	154	29,721
	Shares	Value

The Wendy's Co.	17,503	$405,720
Yum! Brands, Inc.	488	44,432

Total Consumer Discretionary		7,464,808
Consumer Staples - 5.9%
Central Garden & Pet Co., Class A*	11,889	411,954
Church & Dwight Co., Inc.	1,119	107,793
The Coca-Cola Co.	1,229	58,058
The Hershey Co.	1,939	281,950
Lamb Weston Holdings, Inc.	1,609	96,669
Medifast, Inc.	2,117	353,814
MGP Ingredients, Inc.[1]	584	21,182
National Beverage Corp.*	2,990	191,808
PepsiCo, Inc.	390	53,687
The Procter & Gamble Co.	2,462	322,817
Spectrum Brands Holdings, Inc.	15,454	836,989
Sprouts Farmers Market, Inc.*	681	17,965
Sysco Corp.	1,059	55,968
Tyson Foods, Inc., Class A	10,099	620,584
USANA Health Sciences, Inc.*	2,471	200,596
Village Super Market, Inc., Class A	4,156	104,939
Walmart, Inc.	952	123,189

Total Consumer Staples		3,859,962
Energy - 2.5%
Apache Corp.	11,674	179,196
Baker Hughes Co.	5,700	88,293
Chevron Corp.	3,031	254,422
ConocoPhillips	7,302	273,022
EOG Resources, Inc.	2,989	140,035
Exxon Mobil Corp.	1,141	48,013
HollyFrontier Corp.	2,110	58,025
NexTier Oilfield Solutions, Inc.*	11,558	29,126
Phillips 66	4,600	285,292
ProPetro Holding Corp.*	39,924	214,392
Renewable Energy Group, Inc.*,1	1,254	34,585

Total Energy		1,604,401
Financials - 11.7%
Arch Capital Group, Ltd. (Bermuda)*	34,786	1,069,669
Bank of America Corp.	7,256	180,529
The Bank of New York Mellon Corp.	15,890	569,657
Berkshire Hathaway, Inc., Class B*	10,154	1,987,950
Brown & Brown, Inc.	41,475	1,885,868
Canadian Imperial Bank of Commerce (Canada)	1,790	124,137
Citigroup, Inc.	3,599	179,986

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Financials - 11.7% (continued)
First American Financial Corp.	10,182	$519,384
Intercontinental Exchange, Inc.	1,127	109,071
JPMorgan Chase & Co.	4,600	444,544
S&P Global, Inc.	1,043	365,311
StoneX Group, Inc.*	1,014	53,215
Truist Financial Corp.	4,140	155,084

Total Financials		7,644,405
Health Care - 15.6%
AbbVie, Inc.	1,362	129,267
Agilent Technologies, Inc.	1,239	119,353
Amgen, Inc.	6,211	1,519,645
Anika Therapeutics, Inc.*	3,739	136,100
Atrion Corp.	251	155,645
Biogen, Inc.*	1,863	511,747
Cardiovascular Systems, Inc.*	2,036	62,057
Centene Corp.*	5,321	347,195
Charles River Laboratories International, Inc.*	4,884	971,867
Cigna Corp.	351	60,614
DexCom, Inc.*	83	36,150
Edwards Lifesciences Corp.*	1,914	150,077
Eli Lilly & Co.	1,970	296,071
Haemonetics Corp.*	570	49,966
HealthStream, Inc.*	23,597	518,072
HMS Holdings Corp.*	565	18,362
Hologic, Inc.*	3,446	240,462
Humana, Inc.	357	140,105
IDEXX Laboratories, Inc.*	352	140,008
Illumina, Inc.*	160	61,146
Ionis Pharmaceuticals, Inc.*	396	22,794
Johnson & Johnson	4,133	602,426
McKesson Corp.	1,199	180,042
Merck & Co., Inc.	1,326	106,398
Natus Medical, Inc.*	1,486	27,610
NuVasive, Inc.*	376	21,485
Orthofix Medical, Inc.*	1,842	56,568
Pfizer, Inc.	5,199	200,058
The Providence Service Corp.*	1,986	160,886
Select Medical Holdings Corp.*	3,715	70,734
Simulations Plus, Inc.	1,181	83,142
UnitedHealth Group, Inc.	8,147	2,466,749
Vanda Pharmaceuticals, Inc.*	4,365	43,999
Vertex Pharmaceuticals, Inc.*	965	262,480
	Shares	Value

West Pharmaceutical Services, Inc.	86	$23,123
Zoetis, Inc.	1,287	195,212

Total Health Care		10,187,615
Industrials - 7.9%
AeroVironment, Inc.*	255	19,520
Alaska Air Group, Inc.[1]	17,345	597,362
AMETEK, Inc.	944	88,028
Armstrong World Industries, Inc.	2,109	150,245
Barrett Business Services, Inc.	742	39,089
BWX Technologies, Inc.	9,602	523,501
CBIZ, Inc.*	898	21,714
Copa Holdings, S.A., Class A (Panama)[1]	1,480	61,331
CSX Corp.	1,366	97,451
Delta Air Lines, Inc.	2,728	68,118
Emerson Electric Co.	1,211	75,094
HEICO Corp., Class A	1,155	88,415
Hubbell, Inc.	1,129	152,381
Huntington Ingalls Industries, Inc.	2,831	491,773
ICF International, Inc.	1,569	106,080
IDEX Corp.	1,933	318,597
ITT, Inc.	322	18,589
Landstar System, Inc.	3,371	410,520
Lincoln Electric Holdings, Inc.[1]	256	23,140
Mueller Industries, Inc.	1,157	32,350
Robert Half International, Inc.	5,769	293,469
Rollins, Inc.	9,663	506,341
Rush Enterprises, Inc., Class B	483	19,223
Schneider National, Inc., Class B	5,730	143,995
TransUnion	1,098	98,348
TriNet Group, Inc.*	863	56,958
UFP Industries, Inc.	2,430	141,475
UniFirst Corp.	3,000	559,440

Total Industrials		5,202,547
Information Technology - 27.6%
Adobe, Inc.*	1,212	538,516
Amkor Technology, Inc.*	2,139	29,080
Appfolio, Inc., Class A*	2,427	337,887
Apple, Inc.	7,940	3,374,818
Arista Networks, Inc.*	144	37,407
Automatic Data Processing, Inc.	3	399
CACI International, Inc., Class A*	476	98,922
Cadence Design Systems, Inc.*	2,192	239,476
CDW Corp.	7,497	871,526

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 27.6% (continued)
Ciena Corp.*	4,571	$272,020
Cisco Systems, Inc.	5,045	237,620
Citrix Systems, Inc.	139	19,844
ExlService Holdings, Inc.*	700	44,842
FormFactor, Inc.*	6,751	194,699
GoDaddy, Inc., Class A*	665	46,736
Intel Corp.	6,012	286,953
Intuit, Inc.	1,001	306,676
Lumentum Holdings, Inc.*	1,486	137,945
Mastercard, Inc., Class A	9,078	2,800,835
Microsoft Corp.	14,208	2,912,782
National Instruments Corp.	15,778	560,119
NortonLifeLock, Inc.	3,116	66,838
NVIDIA Corp.	1,046	444,121
Onto Innovation, Inc.*	1,166	44,098
Oracle Corp.	2,316	128,422
PayPal Holdings, Inc.*	319	62,546
Progress Software Corp.	5,295	184,584
QAD, Inc., Class A	5,101	201,541
QUALCOMM, Inc.	1,853	195,695
salesforce.com, Inc.*	1,695	330,271
Sanmina Corp.*	2,990	88,743
ServiceNow, Inc.*	326	143,179
SPS Commerce, Inc.*	650	48,861
Visa, Inc., Class A1	14,537	2,767,845

Total Information Technology		18,055,846
Materials - 1.7%
Avient Corp.	4,438	106,068
FutureFuel Corp.	4,119	54,289
Graphic Packaging Holding Co.	25,298	352,654
Myers Industries, Inc.	1,705	25,677
NewMarket Corp.	1,295	485,379
Orion Engineered Carbons, S.A. (Luxembourg)	2,616	26,683
The Sherwin-Williams Co.	98	63,496

Total Materials		1,114,246
Real Estate - 3.0%
American Tower Corp., REIT	481	125,729
	Shares	Value

Camden Property Trust, REIT	2,481	$225,300
DiamondRock Hospitality Co., REIT	25,116	116,036
Equity Commonwealth, REIT	20,429	644,943
Equity LifeStyle Properties, Inc., REIT	8,563	585,024
Life Storage, Inc., REIT	472	46,317
RE/MAX Holdings, Inc., Class A	872	28,227
Rexford Industrial Realty, Inc., REIT	4,252	199,546

Total Real Estate		1,971,122
Utilities - 2.5%
American Water Works Co., Inc.	4,551	670,226
Hawaiian Electric Industries, Inc.	10,503	380,839
IDACORP, Inc.	4,358	406,383
Public Service Enterprise Group, Inc.	3,728	208,544

Total Utilities		1,665,992

Total Common Stocks (Cost $32,997,384)		65,014,149

Principal Amount
Short-Term Investments - 1.0%
Joint Repurchase Agreements - 0.0%[2]
Citibank N.A., dated 07/31/20, due 08/03/20, 0.070% total to be received $35,721 (collateralized by various U.S. Treasuries, 0.000% - 7.875%, 09/17/20 - 02/15/49, totaling $36,435)	$35,721	35,721

	Shares
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[3]	209,744	209,744
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[3]	209,745	209,745
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[3]	216,101	216,101

Total Other Investment Companies		635,590

Total Short-Term Investments (Cost $671,311)		671,311
Total Investments - 100.3% (Cost $33,668,695)		65,685,460
Other Assets, less Liabilities - (0.3)%		(186,806)
Net Assets - 100.0%		$65,498,654

*	Non-income producing security.
[1]	Some of these securities, amounting to $3,865,348 or 5.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$65,014,149	—	—	$65,014,149
Short-Term Investments
Joint Repurchase Agreements	—	$35,721	—	35,721
Other Investment Companies	635,590	—	—	635,590
Total Investments in Securities	$65,649,739	$35,721	—	$65,685,460

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$3,865,348	$35,721	$3,958,084	$3,993,805
The following table summarizes the securities received as collateral for securities lending at July 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.